Income taxes	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Income taxes

Note 20	Income taxes

Total income taxes

$ millions, for the year ended October 31	2021	2020	2019
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$(22)	$(40)	$(125)
Current income tax expense	1,939	1,366	1,365
	1,917	1,326	1,240
Provision for (reversal of) deferred income taxes
Adjustments for prior years	19	37	107
Effect of changes in tax rates and laws	1	4	34
Origination and reversal of temporary differences	(61)	(269)	(33)
	(41)	(228)	108
	1,876	1,098	1,348
OCI	297	130	22
Total comprehensive income	$2,173	$1,228	$1,370
Components of income tax

$ millions, for the year ended October 31	2021	2020	2019
Current income taxes
Federal	$918	$613	$634
Provincial	629	420	428
Foreign	398	390	226
	1,945	1,423	1,288
Deferred income taxes
Federal	137	(67)	30
Provincial	90	(44)	20
Foreign	1	(84)	32
	228	(195)	82
	$2,173	$1,228	$1,370
The combined Canadian federal and provincial income tax rate varies each year according to changes in the statutory rates imposed by each of these jurisdictions, and according to changes in the proportion of our business carried out in each province. We are also subject to Canadian taxation on income of foreign branches.
Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2021		2020		2019
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,188	26.3%	$1,291	26.4%	$1,718	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(136)	(1.6)	(66)	(1.3)	(214)	(3.3)
Tax-exempt income	(150)	(1.8)	(134)	(2.7)	(131)	(2.0)
Changes in income tax rate on deferred tax balances	1	–	4	0.1	34	0.5
Impact of equity-accounted income	(13)	(0.2)	(18)	(0.4)	(23)	(0.4)
Other (1)	(14)	(0.2)	21	0.4	(36)	(0.5)
Income taxes in the consolidated statement of income	$1,876	22.5%	$1,098	22.5%	$1,348	20.8%

(1)	Prior period amounts include the Enron settlement recognized in the first quarter of 2019.
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2021	Balance at beginning of year	$314	$39	$554	$53	$1	$19	$236	$1,216
	Recognized in net income	(80)	3	59	51	(7)	(3)	(16)	7
	Recognized in OCI	–	–	(296)	–	43	–	–	(253)
	Other (2)	(12)	(2)	(10)	(1)	(13)	(11)	(5)	(54)
	Balance at end of year	$222	$40	$307	$103	$24	$5	$215	$916
2020	Balance at beginning of year before accounting policy changes	$170	$47	$567	$20	$1	$24	$157	$986
	Impact of adopting IFRS 16 at November 1, 2019	–	–	–	–	–	–	(12)	(12)
	Balance at beginning of year after accounting policy changes	170	47	567	20	1	24	145	974
	Recognized in net income	143	(23)	4	33	–	(1)	114	270
	Recognized in OCI	–	–	(18)	–	–	–	–	(18)
	Other (2)	1	15	1	–	–	(4)	(23)	(10)
	Balance at end of year	$314	$39	$554	$53	$1	$19	$236	$1,216
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (2)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2021	Balance at beginning of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
	Recognized in net income	(26)	27	1	(2)	28	6	34
	Recognized in OCI	–	–	(15)	–	(1)	–	(16)
	Other (2)	4	3	5	–	17	–	29
	Balance at end of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
2020	Balance at beginning of year before accounting policy changes	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
	Impact of adopting IFRS 16 at November 1, 2019 (3)	–	(39)	–	–	–	–	(39)
	Balance at beginning of year after accounting policy changes	(315)	(107)	(9)	(84)	(25)	(6)	(546)
	Recognized in net income	13	(6)	(5)	(2)	(24)	(18)	(42)
	Recognized in OCI	–	–	(2)	–	(13)	–	(15)
	Other (2)	(3)	1	1	–	(1)	6	4
	Balance at end of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	13	(21)
	Recognized in OCI	–	–	(6)	–	–	(1)	(7)
	Other (2)	(12)	(9)	9	2	(9)	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
Net deferred tax assets as at October 31, 2021								$364
Net deferred tax assets as at October 31, 2020								$617
Net deferred tax assets as at October 31, 2019								$479

(1)
The deferred tax effect of tax loss carryforwards includes $5 million (2020: $19 million; 2019: $22 million) that relate to operating losses (of which $2 million relate to Canada, and $3 million relate to the Caribbean) that expire in various years commencing in 2022, and nil (2020: nil, 2019: $2 million) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 16 at November 1, 2019 is reported net for lease liability and right-of-use assets.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $364 million (2020: $617 million) are presented in the consolidated balance sheet as deferred tax assets of $402 million (2020: $650 million) and deferred tax liabilities of $38 million (2020: $33 million).
Unrecognized tax losses
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,611 million as at October 31, 2021 (2020: $1,855 million), of which $674 million (2020: $669 million) relates to the U.S. region and $937 million (2020: $1,186 million) relates to the Caribbean region. These unused operating tax losses expire within 10 years.
The amount of unused capital tax losses for which deferred tax assets have not been recognized was $519 million as at October 31, 2021 (2020: $611 million). These unused capital tax losses relate to Canada.
Enron
In prior years, the Canada Revenue Agency (CRA) issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). In January 2019, CIBC entered into a settlement agreement (the Agreement) with the CRA that provides certainty with respect to the portion of the Enron expenses deductible in Canada. The Agreement resulted in the recognition of a net
$38
million tax recovery in the first quarter of 2019. This recovery was determined after taking into account taxable refund interest in Canada and also the portion of the Enron expenses that are expected to be deductible in the United States (the U.S. deduction). The U.S. deduction has not been agreed to by the Internal Revenue Service. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Dividend received deduction
The CRA has reassessed CIBC approximately $1,420 million of additional income tax by denying the tax deductibility of certain 2011 to 2016 Canadian corporate dividends on the basis that they were part of a “dividend rental arrangement”. The dividends that were subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. In August 2021, CIBC filed a Notice of Appeal with the Tax Court of Canada and the matter is now in litigation. It is possible that subsequent years may be reassessed for similar activities. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.
Foreign exchange capital loss reassessment
In November 2021, the Tax Court of Canada ruled against CIBC on its 2007 foreign exchange c
a
pital loss reassessment (Decision). CIBC disagrees with the Decision and filed its Appeal in November 2021. CIBC remains confident that its tax filing position was appropriate. Accordingly, no amounts have been accrued in the consolidated financial statements. The exposure of additional tax and interest related to this and similar matters is approximately $300 million in addition to the potential inability to utilize approximately $500 million in unrecognized capital tax loss carryforwards.